American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2030 Portfolio
October 31, 2023

One Choice Blend+ 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 36.6%
Avantis Core Fixed Income Fund G Class	1,131,160	8,902,231
Avantis Short-Term Fixed Income Fund G Class	57,785	533,357
High Income Fund G Class	245,523	1,964,188
Inflation-Adjusted Bond Fund G Class	139,463	1,415,545
Short Duration Inflation Protection Bond Fund G Class	109,222	1,103,142
		13,918,463
Domestic Equity Funds — 36.4%
American Century Low Volatility ETF	23,487	1,014,411
Avantis U.S. Equity Fund G Class	329,080	4,508,392
Avantis U.S. Small Cap Value Fund G Class	30,316	415,028
Focused Dynamic Growth Fund G Class(2)	7,715	339,304
Focused Large Cap Value Fund G Class	349,864	3,250,233
Growth Fund G Class	57,228	2,614,171
Heritage Fund G Class(2)	23,531	507,098
Mid Cap Value Fund G Class	54,696	785,982
Small Cap Growth Fund G Class	23,258	402,826
		13,837,445
International Equity Funds — 15.0%
Avantis Emerging Markets Equity Fund G Class	65,300	664,759
Avantis International Equity Fund G Class	187,676	1,957,462
Emerging Markets Fund G Class	10,334	97,655
Focused International Growth Fund G Class	74,631	1,065,725
Global Real Estate Fund G Class	50,603	541,451
International Small-Mid Cap Fund G Class	24,685	206,857
International Value Fund G Class	136,237	1,059,922
Non-U.S. Intrinsic Value Fund G Class	11,733	105,712
		5,699,543
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	104,025	870,690
Global Bond Fund G Class	448,766	3,688,861
		4,559,551
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $40,008,405)		38,015,002
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$38,015,002

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$7,512	$2,054	$253	$(411)	$8,902	1,131	$(43)	$87
Avantis Short-Term Fixed Income Fund	437	112	13	(3)	533	58	(1)	3
High Income Fund	1,672	401	42	(67)	1,964	246	(6)	32
Inflation-Adjusted Bond Fund	1,177	306	22	(45)	1,416	139	(3)	—
Short Duration Inflation Protection Bond Fund	900	237	36	2	1,103	109	(3)	—
American Century Low Volatility ETF	815	255	3	(53)	1,014	23	—	4
Avantis U.S. Equity Fund	3,923	1,113	137	(391)	4,508	329	(2)	—
Avantis U.S. Small Cap Value Fund	379	91	10	(45)	415	30	—	—
Focused Dynamic Growth Fund(3)	362	66	37	(52)	339	8	9	—
Focused Large Cap Value Fund	2,735	801	62	(224)	3,250	350	(6)	20
Growth Fund	2,211	666	98	(165)	2,614	57	(3)	—
Heritage Fund(3)	463	119	—	(75)	507	24	—	—
Mid Cap Value Fund	661	203	—	(78)	786	55	—	5
Small Cap Growth Fund	366	104	—	(67)	403	23	—	—
Avantis Emerging Markets Equity Fund	581	149	—	(65)	665	65	—	—
Avantis International Equity Fund	1,665	481	7	(181)	1,958	188	(1)	—
Emerging Markets Fund	101	11	1	(13)	98	10	—	—
Focused International Growth Fund	896	321	—	(151)	1,066	75	—	—
Global Real Estate Fund	466	129	—	(54)	541	51	—	—
International Small-Mid Cap Fund	181	54	—	(28)	207	25	—	—
International Value Fund	890	258	8	(80)	1,060	136	—	—
Non-U.S. Intrinsic Value Fund	111	12	—	(17)	106	12	—	—
Emerging Markets Debt Fund	748	186	12	(51)	871	104	(1)	10
Global Bond Fund	3,106	817	105	(129)	3,689	449	(19)	35
	$32,358	$8,946	$846	$(2,443)	$38,015	3,697	$(79)	$196
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.